High Yield ETF SCHEDULE OF INVESTMENTS	September 30, 2021 (Unaudited)

	Principal Amount / Number of Shares	Value
CORPORATE BONDS – 53.3%
AEROSPACE/DEFENSE – 0.3%
TransDigm UK Holdings PLC, 6.88%, 5/15/2026(a)	$250,000	$263,125
Triumph Group, Inc., 6.25%, 9/15/2024(a)(b)	164,000	164,162
		427,287
AIRLINES – 1.0%
American Airlines, Inc., 11.75%, 7/15/2025(b)	655,000	811,381
United Airlines Holdings, Inc., 4.88%, 1/15/2025	514,000	527,493
		1,338,874
AUTO MANUFACTURERS – 2.0%
Ford Motor Co., 4.75%, 1/15/2043	664,000	696,788
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)(b)	684,000	720,765
PM General Purchaser LLC, 9.50%, 10/1/2028(a)(b)	956,000	1,010,779
Wabash National Corp., 5.50%, 10/1/2025(a)(b)	175,000	177,520
		2,605,852
AUTO PARTS & EQUIPMENT – 1.6%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)(b)	400,000	410,180
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/2028(a)(b)	300,000	314,566
Goodyear Tire & Rubber Co. (The), 4.88%, 3/15/2027(a)	149,000	160,920
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/2029(a)(b)	350,000	363,767
Tenneco, Inc., 5.00%, 7/15/2026(a)	600,000	591,798
Wheel Pros, Inc., 6.50%, 5/15/2029(a)(b)	300,000	290,627
		2,131,858
BANKS – 0.2%
Freedom Mortgage Corp., 7.63%, 5/1/2026(a)(b)	300,000	306,030

BUILDING MATERIALS – 0.3%
Patrick Industries, Inc., 7.50%, 10/15/2027(a)(b)	411,000	444,626

CHEMICALS – 1.9%
Cornerstone Chemical Co., 6.75%, 8/15/2024(a)(b)	514,000	437,758
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/2023(a)(b)	137,000	137,563
Olin Corp., 5.63%, 8/1/2029(a)	579,000	637,259
SCIH Salt Holdings, Inc., 6.63%, 5/1/2029(a)(b)	300,000	288,381
TPC Group, Inc., 10.50%, 8/1/2024(a)(b)	414,000	383,602
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
CHEMICALS (Continued)
Venator Finance Sarl / Venator Materials LLC, 5.75%, 7/15/2025(a)(b)	$701,000	$663,490
		2,548,053
COAL – 0.7%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 5/1/2025(a)(b)	616,000	626,780
Warrior Met Coal, Inc., 8.00%, 11/1/2024(a)(b)	348,000	353,655
		980,435
COMMERCIAL SERVICES – 3.3%
ADT Security Corp. (The), 4.88%, 7/15/2032(b)	701,000	708,010
CoreCivic, Inc., 4.75%, 10/15/2027(a)	583,000	511,979
Korn Ferry, 4.63%, 12/15/2027(a)(b)	616,000	639,870
MPH Acquisition Holdings LLC, 5.75%, 11/1/2028(a)(b)	780,000	735,922
Sabre GLBL, Inc., 7.38%, 9/1/2025(a)(b)	689,000	736,334
Sotheby's, 7.38%, 10/15/2027(a)(b)	234,000	247,747
WW International, Inc., 4.50%, 4/15/2029(a)(b)	750,000	734,063
		4,313,925
COMPUTERS – 1.9%
Dell International LLC / EMC Corp., 8.35%, 7/15/2046(a)	400,000	648,940
Diebold Nixdorf, Inc., 9.38%, 7/15/2025(a)(b)	214,000	234,465
NCR Corp., 5.25%, 10/1/2030(a)(b)	214,000	224,763
Vericast Corp., 11.00%, 9/15/2026(a)(b)	1,286,740	1,353,110
		2,461,278
COSMETICS/PERSONAL CARE – 0.4%
Coty, Inc., 6.50%, 4/15/2026(a)(b)	500,000	512,950

DISTRIBUTION/WHOLESALE – 0.3%
Wolverine Escrow LLC, 9.00%, 11/15/2026(a)(b)	364,000	335,233

DIVERSIFIED FINANCIAL SERVICES – 2.0%
Coinbase Global, Inc., 0.50%, 6/1/2026(b)	500,000	502,250
Enova International, Inc., 8.50%, 9/1/2024(a)(b)	534,000	545,494
Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc., 6.38%, 12/15/2022(a)(b)	395,000	398,200
PRA Group, Inc., 7.38%, 9/1/2025(a)(b)	750,000	803,438
Voyager Aviation Holdings LLC, 8.50%, 5/9/2026(a)(b)	459,000	421,706
		2,671,088

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	September 30, 2021 (Unaudited)

	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
ELECTRIC – 1.4%
Calpine Corp., 4.50%, 2/15/2028(a)(b)	$616,000	$629,090
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025(b)	200,255	216,488
PG&E Corp., 5.00%, 7/1/2028(a)	750,000	762,810
Talen Energy Supply LLC, 6.50%, 6/1/2025(a)	535,000	267,045
		1,875,433
ENGINEERING & CONSTRUCTION – 1.4%
Artera Services LLC, 9.03%, 12/4/2025(a)(b)	504,000	547,470
Tutor Perini Corp., 6.88%, 5/1/2025(a)(b)	472,000	483,210
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/2028(a)(b)	750,000	780,938
		1,811,618
ENTERTAINMENT – 0.8%
Allen Media LLC / Allen Media Co.-Issuer, Inc., 10.50%, 2/15/2028(a)(b)	350,000	359,928
Jacobs Entertainment, Inc., 7.88%, 2/1/2024(a)(b)	172,000	177,805
Scientific Games International, Inc., 8.25%, 3/15/2026(a)(b)	164,000	174,250
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/1/2027(a)(b)	316,000	322,865
		1,034,848
ENVIRONMENTAL CONTROL – 0.4%
Harsco Corp., 5.75%, 7/31/2027(a)(b)	234,000	242,775
Madison IAQ LLC, 5.88%, 6/30/2029(a)(b)	350,000	353,082
		595,857
FOOD – 0.9%
Kraft Heinz Foods Co., 6.50%, 2/9/2040	500,000	711,006
Land O'Lakes Capital Trust I, 7.45%, 3/15/2028(b)	415,000	481,796
		1,192,802
FOREST PRODUCTS & PAPER – 0.1%
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)(b)	175,000	182,238

HEALTHCARE-SERVICES – 0.7%
CHS/Community Health Systems, Inc., 8.00%, 12/15/2027(a)(b)	214,000	233,527
LifePoint Health, Inc., 5.38%, 1/15/2029(a)(b)	350,000	341,000
Magellan Health, Inc., 4.90%, 9/22/2024(a)	175,000	192,500
MEDNAX, Inc., 6.25%, 1/15/2027(a)(b)	214,000	225,235
		992,262
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
HOME BUILDERS – 1.4%
Beazer Homes USA, Inc., 7.25%, 10/15/2029(a)	$116,000	$127,940
M/I Homes, Inc., 4.95%, 2/1/2028(a)	316,000	331,010
MDC Holdings, Inc., 6.00%, 1/15/2043(a)	649,000	818,334
New Home Co., Inc. (The), 7.25%, 10/15/2025(a)(b)	500,000	526,760
		1,804,044
INSURANCE – 0.5%
Genworth Holdings, Inc., 6.50%, 6/15/2034	610,000	635,458

INTERNET – 0.8%
Netflix, Inc., 4.88%, 6/15/2030(a)(b)	559,000	658,921
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026(a)(b)	383,000	414,598
		1,073,519
INVESTMENT COMPANIES – 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/2027(a)	634,000	659,886

IRON/STEEL – 1.0%
Allegheny Technologies, Inc., 7.88%, 8/15/2023(a)	749,000	843,561
Cleveland-Cliffs, Inc., 6.25%, 10/1/2040	301,000	327,144
United States Steel Corp., 6.25%, 3/15/2026(a)	178,000	183,954
		1,354,659
LEISURE TIME – 1.3%
Carnival Corp., 5.75%, 3/1/2027(a)(b)	650,000	671,937
NCL Corp. Ltd., 3.63%, 12/15/2024(a)(b)	464,000	441,380
Royal Caribbean Cruises Ltd., 3.70%, 3/15/2028(a)	564,000	541,085
		1,654,402
LODGING – 0.2%
Arrow Bidco LLC, 9.50%, 3/15/2024(a)(b)	234,000	239,039

MEDIA – 2.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/2030(a)(b)	616,000	644,379
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 8/15/2027(a)(b)	792,000	347,831
DISH Network Corp., 3.38%, 8/15/2026	264,000	275,088
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 2/15/2025(a)(b)	234,000	249,163
iHeartCommunications, Inc., 8.38%, 5/1/2027(a)	329,764	352,848
Meredith Corp., 6.88%, 2/1/2026(a)	463,000	478,626

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	September 30, 2021 (Unaudited)

	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
MEDIA (Continued)
Sinclair Television Group, Inc., 5.13%, 2/15/2027(a)(b)	$264,000	$262,493
TEGNA, Inc., 5.00%, 9/15/2029(a)	621,000	640,437
Univision Communications, Inc., 5.13%, 2/15/2025(a)(b)	173,000	175,811
		3,426,676
METAL FABRICATE/HARDWARE – 0.6%
Park-Ohio Industries, Inc., 6.63%, 4/15/2027(a)	734,000	734,000

MINING – 1.7%
Alcoa Nederland Holding BV, 6.13%, 5/15/2028(a)(b)	400,000	434,000
Century Aluminum Co., 7.50%, 4/1/2028(a)(b)	600,000	637,362
Freeport-McMoRan, Inc., 5.00%, 9/1/2027(a)	175,000	182,656
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028(a)(b)	124,000	137,695
JW Aluminum Continuous Cast Co., 10.25%, 6/1/2026(a)(b)	854,000	918,310
		2,310,023
MISCELLANEOUS MANUFACTURING – 1.6%
Anagram International, Inc. / Anagram Holdings LLC, 10.00%, 8/15/2026(a)(b)	93,780	92,539
FXI Holdings, Inc., 7.88%, 11/1/2024(a)(b)	690,000	704,662
LSB Industries, Inc., 9.63%, 5/1/2023(a)(b)	1,164,000	1,213,598
Techniplas LLC, 5/1/2020*(a)(b)(c)	3,065,000	113,763
		2,124,562
OIL & GAS – 5.1%
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/2028(a)(b)	600,000	614,265
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/2029(a)(b)	750,000	771,562
Marathon Oil Corp., 6.60%, 10/1/2037	600,000	796,510
Marathon Petroleum Corp., 5.00%, 9/15/2054(a)	500,000	598,013
Mesquite Energy, Inc., 2/15/2023(a)(b)(c)	1,902,000	12,363
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026(a)(b)	350,000	324,910
Occidental Petroleum Corp., 7.15%, 5/15/2028	750,000	882,098
Par Petroleum LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025(a)(b)	948,000	949,337
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/2025(a)(b)	750,000	711,649
7.25%, 6/15/2025(a)	250,000	168,675
	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
OIL & GAS (Continued)
Southwestern Energy Co., 8.38%, 9/15/2028(a)	$750,000	$850,485
		6,679,867
OIL & GAS SERVICES – 2.0%
Basic Energy Services, Inc., 10.75%, 10/15/2023(a)(b)(c)	1,978,000	247,250
Bristow Group, Inc., 6.88%, 3/1/2028(a)(b)	600,000	625,200
Newpark Resources, Inc., 4.00%, 12/1/2021	600,000	597,005
Oil States International, Inc., 1.50%, 2/15/2023	600,000	563,090
Weatherford International Ltd., 11.00%, 12/1/2024(a)(b)	600,000	632,811
		2,665,356
PACKAGING & CONTAINERS – 0.5%
Graham Packaging Co., Inc., 7.13%, 8/15/2028(a)(b)	164,000	172,643
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/2025(a)(b)	464,000	461,773
		634,416
PHARMACEUTICALS – 0.6%
Bausch Health Cos., Inc., 6.25%, 2/15/2029(a)(b)	459,000	454,841
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/2028(a)(b)	500,000	364,380
		819,221
PIPELINES – 5.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/2027(a)(b)	234,000	242,026
EQM Midstream Partners LP, 6.50%, 7/1/2027(a)(b)	750,000	844,500
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/2027(a)	600,000	609,909
Golar LNG Ltd., 2.75%, 2/15/2022	498,000	496,717
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/2028(a)(b)	750,000	761,438
New Fortress Energy, Inc., 6.50%, 9/30/2026(a)(b)	600,000	574,500
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/2023(a)	472,000	459,452
Oasis Midstream Partners LP / OMP Finance Corp., 8.00%, 4/1/2029(a)(b)	600,000	624,951
Plains All American Pipeline LP, Series B, 6.13%, (3-Month US LIBOR + 4.11%)(a)(d)(e)	702,000	638,820
Rockies Express Pipeline LLC, 4.80%, 5/15/2030(a)(b)	750,000	782,175

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	September 30, 2021 (Unaudited)

	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
PIPELINES (Continued)
Western Midstream Operating LP, 6.50%, 2/1/2050(a)	$750,000	$883,950
		6,918,438
REAL ESTATE – 0.7%
Howard Hughes Corp. (The), 4.13%, 2/1/2029(a)(b)	750,000	752,812
Realogy Group LLC / Realogy Co.-Issuer Corp., 9.38%, 4/1/2027(a)(b)	164,000	180,400
		933,212
REITS – 2.1%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 5/15/2026(a)(b)	516,000	537,285
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023	690,000	696,900
Iron Mountain, Inc., 5.25%, 3/15/2028(a)(b)	616,000	644,490
Service Properties Trust
4.35%, 10/1/2024(a)	214,000	216,943
4.95%, 2/15/2027(a)	614,000	613,625
		2,709,243
RETAIL – 0.8%
Party City Holdings, Inc., 5.75%, (6-Month US LIBOR + 5.00%), 7/15/2025(a)(b)(d)	164,823	155,204
Staples, Inc., 10.75%, 4/15/2027(a)(b)	879,000	857,025
		1,012,229
SOFTWARE – 1.4%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024(a)	665,000	683,643
J2 Global, Inc., 1.75%, 11/1/2026(b)	214,000	268,896
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/2025(a)(b)	865,000	900,681
		1,853,220
TELECOMMUNICATIONS – 0.9%
CommScope, Inc., 8.25%, 3/1/2027(a)(b)	301,000	314,921
Embarq Corp., 8.00%, 6/1/2036	579,000	621,846
Viasat, Inc., 6.50%, 7/15/2028(a)(b)	264,000	278,380
		1,215,147
TOYS/GAMES/HOBBIES – 0.2%
Mattel, Inc., 6.20%, 10/1/2040	164,000	211,023
TOTAL CORPORATE BONDS
(Cost $75,675,479)		70,430,187
	Principal Amount / Number of Shares	Value
TERM LOANS – 19.1%
ADVERTISING – 0.8%
Advantage Sales & Marketing, Inc., 6.00%, (3-Month US LIBOR + 5.25%), 10/4/2021(d)	$992,500	$998,882

AUTO PARTS & EQUIPMENT – 1.3%
First Brands Group LLC, 6.00%, (3-Month US LIBOR + 5.00%), 10/29/2021(d)	736,907	745,934
GC EOS Buyer, Inc., 4.58%, (1-Month US LIBOR + 4.50%), 10/29/2021(d)	989,796	990,103
		1,736,037
COMMERCIAL SERVICES – 1.6%
AQ Carver Buyer, Inc., 6.00%, (3-Month US LIBOR + 5.00%), 12/31/2021(d)	980,000	982,450
MRO Holdings, Inc., 5.15%, (3-Month US LIBOR + 5.00%), 12/31/2021(d)	715,683	717,325
National Intergovernmental Purchasing Alliance Co., 7.65%, (3-Month US LIBOR + 7.50%), 5/22/2026(d)	493,407	482,305
		2,182,080
COMPUTERS – 1.5%
Redstone Holdco 2 LP, 8.50%, (3-Month US LIBOR + 7.75%), 10/27/2021(d)	1,000,000	977,500
Vision Solutions, Inc., 8.00%, (3-Month US LIBOR + 7.25%), 11/24/2021(d)	1,000,000	1,005,000
		1,982,500
DIVERSIFIED FINANCIAL SERVICES – 0.8%
Edelman Financial Engines Center LLC, 6.83%, (1-Month US LIBOR + 6.75%), 7/20/2026(d)	1,000,000	1,009,060

ENTERTAINMENT – 0.8%
AP Core Holdings II, LLC, 6.25%, (1-Month US LIBOR + 5.50%), 9/1/2027(d)	1,000,000	1,004,065

FOOD – 0.8%
Balrog Acquisition, Inc., 8/2/2029(f)	1,000,000	1,000,000

FOOD SERVICE – 0.7%
TKC Holdings, Inc., 6.50%, (3-Month US LIBOR + 5.50%), 12/31/2021(d)	995,595	995,441

HEALTHCARE-SERVICES – 2.9%
Air Methods Corp., 4.50%, (3-Month US LIBOR + 3.50%), 12/31/2021(d)	728,317	723,536
MED ParentCo LP, 8.33%, (1-Month US LIBOR + 8.25%), 10/29/2021(d)	1,000,000	1,002,500

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	September 30, 2021 (Unaudited)

	Principal Amount / Number of Shares	Value
TERM LOANS (Continued)
HEALTHCARE-SERVICES (Continued)
Sound Inpatient Physicians, 6.83%, (1-Month US LIBOR + 6.75%), 10/29/2021(d)	$1,069,939	$1,073,501
Upstream Newco, Inc., 8.58%, (1-Month US LIBOR + 8.50%), 11/20/2027(d)	1,000,000	990,000
		3,789,537
INVESTMENT COMPANIES – 0.7%
Cardinal Parent, Inc., 8.50%, (3-Month US LIBOR + 7.75%), 11/12/2021(d)	976,667	974,225

MEDIA – 0.8%
Directv Financing LLC, 5.75%, (3-Month US LIBOR + 5.00%), 12/30/2021(d)	1,000,000	1,001,770

MISCELLANEOUS MANUFACTURING – 0.4%
Rohm Holding GmbH, 4.90%, (6-Month US LIBOR + 4.75%), 1/31/2022(d)	488,750	489,056

OIL & GAS – 1.6%
CITGO Petroleum Corp., 7.25%, (3-Month US LIBOR + 6.25%), 10/29/2021(d)	891,053	894,025
Gulf Finance LLC, 6.25%, (1-Month US LIBOR + 5.25%), 8/25/2023(d)	1,240,455	1,195,873
		2,089,898
RETAIL – 0.7%
JP Intermediate B LLC, 6.50%, (3-Month US LIBOR + 5.50%), 10/29/2021(d)	969,500	921,025

SOFTWARE – 3.0%
Help/Systems Holdings, Inc., 7.50%, (3-Month US LIBOR + 6.75%), 10/29/2021(d)	1,000,000	1,012,500
Mandolin Technology Intermediate Holdings, Inc., 7.00%, (3-Month US LIBOR + 6.50%), 10/29/2021(d)	1,000,000	1,003,750
Quartz Holding Co., 8.09%, (1-Month US LIBOR + 8.00%), 10/27/2021(d)	1,000,000	991,250
TIBCO Software, Inc., 7.34%, (1-Month US LIBOR + 7.25%), 10/29/2021(d)	1,000,000	1,012,750
		4,020,250
TRANSPORTATION – 0.7%
Odyssey Logistics & Technology Corp., 5.00%, (3-Month US LIBOR + 4.00%), 10/29/2021(d)	990,816	980,041

TOTAL TERM LOANS
(Cost $24,377,814)		25,173,867
	Principal Amount / Number of Shares	Value
FOREIGN BONDS – 13.4%
AEROSPACE/DEFENSE – 0.6%
Rolls-Royce PLC, 5.75%, 10/15/2027 (United Kingdom)(a)(b)	$750,000	$829,688

AGRICULTURE – 1.2%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/2022 (Canada)(a)(b)	1,598,000	1,632,053

AIRLINES – 0.0%
Virgin Australia Holdings Pty Ltd., 7.88%, 10/15/2021 (Australia)(b)	172,000	13,760

AUTO PARTS & EQUIPMENT – 0.7%
IHO Verwaltungs GmbH, 6.38%, 5/15/2029 (Germany)(a)(b)	850,000	929,148

BUILDING MATERIALS – 0.4%
West China Cement Ltd., 4.95%, 7/8/2026 (China)(a)	500,000	486,523

CHEMICALS – 0.2%
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/2026 (Australia)(a)(b)	234,000	240,727

COMMERCIAL SERVICES – 1.1%
Airswift Global AS, 8.67%, (3-Month US LIBOR + 8.50%), 5/12/2025 (United Kingdom)(b)(d)	300,000	304,500
Cimpress PLC, 7.00%, 6/15/2026 (Ireland)(a)(b)	774,000	808,211
eHi Car Services Ltd., 7.75%, 11/14/2024 (China)(a)	350,000	352,071
		1,464,782
DIVERSIFIED FINANCIAL SERVICES – 0.5%
Global Aircraft Leasing Co. Ltd., 7.25%, 9/15/2024 (Cayman Islands)(a)(b)	656,350	645,684

ELECTRIC – 0.3%
TransAlta Corp., 6.50%, 3/15/2040 (Canada)	316,000	374,300

ENTERTAINMENT – 0.5%
Merlin Entertainments Ltd., 5.75%, 6/15/2026 (United Kingdom)(a)(b)	600,000	620,571

FOOD – 1.8%
FAGE International SA / FAGE USA Dairy Industry, Inc., 5.63%, 8/15/2026 (Luxembourg)(a)(b)	300,000	308,967
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/2028(a)(b)	1,850,000	2,009,581
		2,318,548

High Yield ETF SCHEDULE OF INVESTMENTS (Continued)	September 30, 2021 (Unaudited)

	Principal Amount / Number of Shares	Value
FOREIGN BONDS (Continued)
FOREST PRODUCTS & PAPER – 0.5%
Mercer International, Inc., 5.50%, 1/15/2026 (Germany)(a)	$640,000	$654,400

GAS – 0.3%
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (Canada)(a)(b)	348,000	353,655

IRON/STEEL – 0.6%
Infrabuild Australia Pty Ltd., 12.00%, 10/1/2024 (Australia)(a)(b)	534,000	567,335
Mineral Resources Ltd., 8.13%, 5/1/2027 (Australia)(a)(b)	249,000	270,760
		838,095
MINING – 0.9%
China Hongqiao Group Ltd., 6.25%, 6/8/2024 (China)	500,000	510,574
Teck Resources Ltd., 6.25%, 7/15/2041 (Canada)(a)	500,000	671,728
		1,182,302
OIL & GAS – 0.9%
Cenovus Energy, Inc., 6.75%, 11/15/2039 (Canada)	500,000	680,197
Petrobras Global Finance BV, 7.25%, 3/17/2044 (Brazil)	500,000	578,210
		1,258,407
OIL & GAS SERVICES – 0.1%
Calfrac Holdings LP, 10.88%, 3/15/2026 (Canada)(a)(b)	240,116	184,271

PACKAGING & CONTAINERS – 0.8%
ARD Finance SA, 6.50%, 6/30/2027 (Luxembourg)(a)(b)	350,000	371,875
Cascades, Inc./Cascades USA, Inc., 5.38%, 1/15/2028 (Canada)(a)(b)	616,000	648,352
		1,020,227
PHARMACEUTICALS – 0.5%
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/2028 (Germany)(a)(b)	650,000	674,258

REAL ESTATE – 0.4%
Sunac China Holdings Ltd., 6.50%, 1/10/2025 (China)(a)	300,000	242,983
Wanda Properties Overseas Ltd., 6.88%, 7/23/2023 (China)	350,000	341,637
		584,620
TELECOMMUNICATIONS – 0.7%
C&W Senior Financing DAC, 6.88%, 9/15/2027 (Panama)(a)(b)	300,000	315,750
	Principal Amount / Number of Shares	Value
FOREIGN BONDS (Continued)
TELECOMMUNICATIONS (Continued)
Telecom Italia Capital SA, 7.20%, 7/18/2036 (Italy)	$500,000	$613,125
		928,875
TRANSPORTATION – 0.4%
Diana Shipping, Inc., 8.38%, 6/22/2026 (Greece)(b)	500,000	521,563

TOTAL FOREIGN BONDS
(Cost $17,548,461)		17,756,457

CLOSED-END FUNDS – 6.4%
FIXED INCOME – 6.4%
AllianceBernstein Global High Income Fund, Inc.	67,463	827,771
Ares Dynamic Credit Allocation Fund, Inc.	27,018	437,422
BlackRock Corporate High Yield Fund, Inc.	63,317	772,467
PGIM Global High Yield Fund, Inc.	165,657	2,551,118
PGIM High Yield Bond Fund, Inc.	150,000	2,436,000
Saba Capital Income & Opportunities Fund	28,978	131,850
Western Asset High Income Opportunity Fund, Inc.	241,565	1,253,722
		8,410,350
TOTAL CLOSED-END FUNDS
(Cost $7,659,419)		8,410,350

COMMON STOCKS – 1.0%
DIVERSIFIED FINANCIAL SERVICES – 0.0%
Voyager Aviation Holdings LLC*(g)(h)	4,080	0
OIL & GAS SERVICES – 0.1%
Calfrac Well Services Ltd.*	38,773	105,851
Hi-Crush Holdings, Inc.*	24,686	0
		105,851
REITS – 0.9%
Annaly Capital Management, Inc., REIT	143,472	1,208,034

RETAIL – 0.0%
Party City Holdings, Inc.*	19,290	27,199
TOTAL COMMON STOCKS
(Cost $1,101,447)		1,341,084

PREFERRED STOCKS – 0.9%
BANKS – 0.9%
Bank of America Corp., 7.25%, Series L	400	576,968
Wells Fargo & Co., 7.50%, Series L	400	592,800

High Yield ETF SCHEDULE OF INVESTMENTS (Concluded)	September 30, 2021 (Unaudited)

	Principal Amount / Number of Shares	Value
PREFERRED STOCKS (Continued)
BANKS (Continued)
		$1,169,768
TOTAL PREFERRED STOCKS
(Cost $1,143,319)		1,169,768

UNITS – 0.0%

DIVERSIFIED FINANCIAL SERVICES – 0.0%

Voyager Aviation Holdings LLC*(g)(h)	24,481	0
TOTAL UNITS
(Cost $612,025)		0

EXCHANGE-TRADED FUNDS – 0.3%
Global X Nasdaq 100 Covered Call ETF
(Cost $435,552)	20,422	450,509

SHORT-TERM INVESTMENTS – 5.0%

JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.01%(i)	6,651,508	6,651,508
TOTAL SHORT TERM INVESTMENTS
(Cost $6,651,508)		6,651,508
TOTAL INVESTMENTS – 99.4%
(Cost $135,205,024)		131,383,730
Other Assets in Excess of Liabilities – 0.6%		663,663
TOTAL NET ASSETS – 100.0%		$132,047,393

*	Non-income producing security.
(a)	Callable.
(b)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $58,988,502, which represents 44.7% of net assets as of September 30, 2021.
(c)	Security is in default.
(d)	Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Perpetual, callable security with no stated maturity date.
(f)	This loan will settle after September 30, 2021 at which time the interest rate will be determined.
(g)	Securities valued at fair value by the Trust’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. The total value of these securities is $0 which represents approximately –% of net assets as of September 30, 2021.
(h)	Level 3 security. The total value of these securities is $0.
(i)	The rate is the annualized seven-day yield at period end.

The 1-Month US LIBOR rate as of September 30, 2021 is 0.080%.
The 3-Month US LIBOR rate as of September 30, 2021 is 0.130%.
The 6-Month US LIBOR rate as of September 30, 2021 is 0.158%.